Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property, plant and equipment, net
	Laboratory equipment	Office furniture and equipment	Computers	Cars	Factory leasehold	Total
Cost:

Balance at January 1, 2021	2,922	119	613	-	41,212	44,866
Additions	4	25	24	276	101	430
Deductions	(149)	-	-	-	-	(149)
Balance at December 31, 2021	2,777	144	637	276	41,313	45,147

Accumulated depreciation:

Balance at January 1, 2021	2,707	105	486	-	1,961	5,259
Additions	47	7	79	10	1,375	1,518
Deductions	(149)	-	-	-	-	(149)
Balance at December 31, 2021	2,605	112	565	10	3,336	6,628
Depreciated cost at December 31, 2021	172	32	72	266	37,977	38,519

Convenience translation into U.S. dollars
Depreciated cost at December 31, 2021	55	10	23	87	12,211	12,386

	Laboratory equipment	Office furniture and equipment	Computers	Factory leasehold	Total
Cost:

Balance at January 1, 2020	3,362	119	568	35,159	39,208
Additions	34	-	45	6,053	6,132
Deductions	(474)	-		-	(474)
Balance at December 31, 2020	2,922	119	613	41,212	44,866

Accumulated depreciation:

Balance at January 1, 2020	3,135	99	406	587	4,227
Additions	46	6	80	1,374	1,506
Deductions	(474)	-	-	-	(474)
Balance at December 31, 2020	2,707	105	486	1,961	5,259
Depreciated cost at December 31, 2020	215	14	127	39,251	39,607